Inventories (Tables)	12 Months Ended
Aug. 31, 2022
Inventories
Schedule of inventories

	2022	2021
	$	$
Raw materials	1,709,368	1,549,125
Work-in-process	75,170	327,757
Finished goods	309,238	99,202
	2,093,776	1,976,084